CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of comprehensive income/(loss) (Parenthetical) (Details) - RUB (₽) ₽ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Parent Company
Condensed statements of comprehensive income/(loss)
Foreign currency translation adjustment, tax	₽ 0	₽ 0	₽ 0